SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Short-term bank loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Borrowings and other credit facilities
Short-term bank loans - Related parties		Rp 956	Rp 1,297
Short-term bank loans - Third parties		3,087	992
Short-term bank loans		4,043	2,289
BNI | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties		956	1,252
Bank Mandiri | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Related parties			45
MUFG Bank, Ltd. ("MUFG Bank") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		1,295
PT Bank DBS Indonesia | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		699	408
PT Bank DBS Indonesia | USD
Borrowings and other credit facilities
Short-term bank loans - Third parties	$ 1	13
UOB | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		580	400
HSBC | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		317	18
HSBC | USD
Borrowings and other credit facilities
Short-term bank loans - Third parties	$ 0	4
SCB | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		100
Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		78	83
PT Bank Sumitomo Mitsui Indonesia ("Sumitomo") | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties			80
Others | Rupiah
Borrowings and other credit facilities
Short-term bank loans - Third parties		Rp 1	Rp 3